Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of credit risk exposure [line items]
Beginning balance	$ 3,814
Transfer to Stage 1	(18)	$ (6)
Ending balance	3,678
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	3,678	2,262
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	3,188	2,023
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	490	239
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	152	86
Net remeasurement of loss allowance	(40)
Loan originations	6	2
Derecognitions and maturities	(6)	(1)
Total PCL	(40)	1
Write-offs	(3)	(3)
Recoveries of previous write-offs		2
Foreign exchange and other	(8)	(14)
Ending balance	101	72
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	707	558
Net remeasurement of loss allowance	37	63
Loan originations	19	11
Derecognitions and maturities	(21)	(14)
Total PCL	35	60
Write-offs	(65)	(83)
Recoveries of previous write-offs	22	23
Foreign exchange and other	(12)	(2)
Ending balance	687	556
Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	431	305
Net remeasurement of loss allowance	39	62
Loan originations	7	4
Derecognitions and maturities	(8)	(7)
Total PCL	38	59
Write-offs	(68)	(88)
Recoveries of previous write-offs	20	26
Foreign exchange and other	(7)	(2)
Ending balance	414	300
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,524	1,145
Net remeasurement of loss allowance	127	221
Loan originations	78	47
Derecognitions and maturities	(76)	(40)
Total PCL	129	228
Write-offs	(111)	(41)
Recoveries of previous write-offs	13	7
Foreign exchange and other	(79)	(5)
Ending balance	2,476	1,334
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,086	530
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	850	411
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	236	119
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	51	15
Transfer to Stage 1	25	6
Transfer to Stage 2	(1)
Net remeasurement of loss allowance	(45)	(9)
Loan originations	6	2
Derecognitions and maturities	(2)
Total PCL	(17)	(1)
Foreign exchange and other	(1)
Ending balance	33	14
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	148	89
Transfer to Stage 1	65	41
Transfer to Stage 2	(7)	(4)
Transfer to Stage 3	(1)	(2)
Net remeasurement of loss allowance	(65)	(44)
Loan originations	19	11
Derecognitions and maturities	(7)	(4)
Total PCL	4	(2)
Foreign exchange and other	(2)	1
Ending balance	150	88
Stage One [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	110	80
Transfer to Stage 1	28	58
Transfer to Stage 2	(6)	(5)
Net remeasurement of loss allowance	(55)	(25)
Loan originations	7	4
Derecognitions and maturities	(1)	(1)
Total PCL	3	1
Foreign exchange and other	(1)	(1)
Ending balance	112	80
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	658	338
Transfer to Stage 1	179	44
Transfer to Stage 2	(16)	(8)
Transfer to Stage 3	(1)	(1)
Net remeasurement of loss allowance	(72)	(61)
Loan originations	78	47
Derecognitions and maturities	(28)	(15)
Total PCL	140	6
Foreign exchange and other	(7)	4
Ending balance	791	348
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,886	1,113
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,657	1,003
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	229	110
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	75	33
Transfer to Stage 2	15	2
Transfer to Stage 3	(7)	(1)
Net remeasurement of loss allowance	(19)	4
Derecognitions and maturities	(4)	(1)
Total PCL	(33)	(2)
Ending balance	42	31
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	454	333
Transfer to Stage 1	(62)	(38)
Transfer to Stage 2	16	21
Transfer to Stage 3	(22)	(25)
Net remeasurement of loss allowance	71	62
Derecognitions and maturities	(14)	(10)
Total PCL	(11)	10
Foreign exchange and other	(3)
Ending balance	440	343
Stage Two [Member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	321	225
Transfer to Stage 1	(58)	(28)
Transfer to Stage 2	6	5
Transfer to Stage 3	(40)	(40)
Net remeasurement of loss allowance	80	64
Derecognitions and maturities	(7)	(6)
Total PCL	(19)	(5)
Ending balance	302	220
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,258	496
Transfer to Stage 1	(178)	(38)
Transfer to Stage 2	18	9
Transfer to Stage 3	(53)	(23)
Net remeasurement of loss allowance	141	94
Derecognitions and maturities	(48)	(25)
Total PCL	(120)	17
Foreign exchange and other	(36)	6
Ending balance	1,102	519
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	706	619
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	681	609
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	25	10
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	26	38
Transfer to Stage 1	(7)
Transfer to Stage 2	(14)	(2)
Transfer to Stage 3	7	1
Net remeasurement of loss allowance	24	5
Total PCL	10	4
Write-offs	(3)	(3)
Recoveries of previous write-offs		2
Foreign exchange and other	(7)	(14)
Ending balance	26	27
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	105	136
Transfer to Stage 1	(3)	(3)
Transfer to Stage 2	(9)	(17)
Transfer to Stage 3	23	27
Net remeasurement of loss allowance	31	45
Total PCL	42	52
Write-offs	(65)	(83)
Recoveries of previous write-offs	22	23
Foreign exchange and other	(7)	(3)
Ending balance	97	125
Stage three [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	40	40
Net remeasurement of loss allowance	14	23
Total PCL	54	63
Write-offs	(68)	(88)
Recoveries of previous write-offs	20	26
Foreign exchange and other	(6)	(1)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	608	311
Transfer to Stage 1	(1)	(6)
Transfer to Stage 2	(2)	(1)
Transfer to Stage 3	54	24
Net remeasurement of loss allowance	58	188
Total PCL	109	205
Write-offs	(111)	(41)
Recoveries of previous write-offs	13	7
Foreign exchange and other	(36)	(15)
Ending balance	$ 583	$ 467